Financial instruments and financial risk management (Details 5) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		$ 42,980	$ 21,832	$ 23,878
Trade receivables	[1]	20,549	19,199
Total Financial assets		63,529	41,031
Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		42,980	21,832
Trade receivables		20,549	19,199
Total Financial assets		$ 63,529	$ 41,031

[1]	Trade receivables exclude sales and income tax receivables.